Segment Reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Reporting

NOTE 44. SEGMENT REPORTING
The Group determines segments based on management reports that are reviewed by the Board of Directors and updated as they show changes.
Reportable segments are one or more operating segments with similar economic characteristics, distribution channels and regulatory environments.
Below there is a description of each business segment’s composition:
a.Bank: It represents the banking business operation results.
b.Naranja X: This segment represents the results of operations of brand credit cards, consumer finance and digital banking services business. Includes the results of operations of Tarjetas Regionales S.A. consolidated with its subsidiaries, as follows: Naranja Digital Companía Financiera S.A.U.,Tarjeta Naranja S.A.U. and NHI UK Limited.
c.Insurance: This segment represents the results of operations of the insurance companies’ business and includes the results of operations of Sudamericana Holding S.A. consolidated with its subsidiaries, as follows: Galicia Retiro Cía. de Seguros S.A.U., Galicia Seguros S.A.U., Galicia Broker Asesores de Seguros S.A., Well Assistance S.A.U., Seguros Galicia S.A., GGAL Seguros de Retiro S.A. and GGAL Seguros de Personas S.A.
d.Other Businesses: This segment shows the results of operations of Galicia Asset Management S.A.U., Galicia Warrants S.A., Galicia Securities S.A.U., IGAM LLC, Galicia Investments LLC, Galicia Ventures LP, Galicia Ventures Corp., Galicia Holdings LLC, Vestly Group Corp. and Grupo Financiero Galicia S.A., the last net of eliminations of the income from equity investments.
e.Adjustments: This segment includes consolidation adjustments and eliminations of transactions among subsidiaries. See Note 51.5.
The operating income (loss) of the Group’s different operating segments is monitored separately in order to make decisions on resource allocation and the evaluation of each segment’s performance. Segment performance is evaluated based on operating income or losses and is consistently measured with the operating income and losses of the consolidated income statement.
Intersegment transactions are at arm’s length similarly to transactions performed with third parties. Income, expenses and income (losses) resulting from the transfers among operating segments are then eliminated from consolidation.
The relevant segment reporting as of the indicated dates is as follows:

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.25
Net Income from interest	4,133,882,609	1,373,706,122	78,650,742	7,933,882	1,178,415	5,595,351,770
Net fee Income	1,057,117,580	703,486,998	—	601,298	(29,055,532)	1,732,150,344
Net Income from Financial Instruments measured at fair value through Profit or Loss	317,286,517	170,283,679	117,303,327	171,866,712	11,173,185	787,913,420
Income from Derecognition of Assets Measured at Amortized Cost	4,500,194	7,636,824	—	25	—	12,137,043
Exchange rate Differences on Foreign Currency	261,097,802	(62,858,943)	6,935,059	45,423,033	—	250,596,951
Other Operating Income	377,010,139	217,194,155	27,752,705	294,054,466	(33,426,379)	882,585,086
Insurance Business Result	—	—	11,784,300	—	49,033,939	60,818,239
Impairment Charge	(1,830,957,567)	(1,116,186,751)	(83,031)	—	—	(2,947,227,349)
Personnel Expenses	(928,210,339)	(246,865,294)	(23,617,858)	(34,550,033)	—	(1,233,243,524)
Administrative Expenses	(907,828,210)	(257,179,331)	(16,638,524)	(30,831,634)	2,052,767	(1,210,424,932)
Depreciation Expenses	(264,354,619)	(36,036,540)	(2,048,322)	(2,145,771)	—	(304,585,252)
Other Operating Expenses	(1,161,410,829)	(442,731,114)	(117,637,391)	(92,740,218)	(956,395)	(1,815,475,947)
Loss on net monetary position	(1,188,179,232)	(208,298,953)	(17,531,893)	(97,498,419)	—	(1,511,508,497)
Operating Income	(130,045,955)	102,150,852	64,869,114	262,113,341	—	299,087,352
Share of profit from Associates and Joint Ventures	(2,919,687)	—	—	7,683,952	—	4,764,265
Income before Taxes from Continuing Operations	(132,965,642)	102,150,852	64,869,114	269,797,293	—	303,851,617
Income Tax from Continuing Operations	78,636,929	(44,531,613)	(24,393,231)	(100,951,663)	—	(91,239,578)
Net Income from Continuing Operations	(54,328,713)	57,619,239	40,475,883	168,845,630	—	212,612,039
Net Income for the Year	(54,328,713)	57,619,239	40,475,883	168,845,630	—	212,612,039
Other Comprehensive Income (Loss)	(43,286,650)	5,444,479	2,707,526	2,465,504	—	(32,669,141)
Total Comprehensive Income Attributable to Parent company´s owners	(97,610,937)	63,063,718	43,091,423	171,311,134	—	179,855,338
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(4,426)	—	91,986	—	—	87,560

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.24
Net Income from interest	5,391,323,426	1,290,129,937	63,677,984	(1,476,691)	30,860,011	6,774,514,667
Net fee Income	822,969,896	612,554,571	—	11,862,369	(11,052,558)	1,436,334,278
Net Income from Financial Instruments measured at fair value through Profit or Loss	809,300,872	141,004,021	32,101,295	164,580,963	(6,510,819)	1,140,476,332
Income from Derecognition of Assets Measured at Amortized Cost	233,757,355	36,358,121	—	—	—	270,115,476
Exchange rate Differences on Foreign Currency	186,614,669	3,961,457	7,217,086	5,899,945	—	203,693,157
Other Operating Income	269,526,597	147,252,298	24,415,301	223,530,624	(22,216,289)	642,508,531
Insurance Business Result	—	—	1,503,288	—	19,583,129	21,086,417
Impairment Charge	(669,143,673)	(465,761,146)	(161,594)	64,449	—	(1,135,001,964)
Personnel Expenses	(1,066,713,625)	(225,405,322)	(24,814,448)	(39,964,188)	—	(1,356,897,583)
Administrative Expenses	(688,437,388)	(258,174,544)	(8,421,857)	(38,272,358)	1,393,776	(991,912,371)
Depreciation Expenses	(205,998,863)	(38,566,067)	(370,645)	(2,464,876)	—	(247,400,451)
Other Operating Expenses	(1,086,164,279)	(346,525,428)	(155,415,784)	(69,479,710)	62,171	(1,657,523,030)
Loss on net monetary position	(2,595,181,592)	(479,614,140)	25,985,933	(88,485,362)	—	(3,137,295,161)
Operating Income	1,401,853,395	417,213,758	(34,283,441)	165,795,165	12,119,421	1,962,698,298
Share of profit from Associates and Joint Ventures	857,904,691	—	—	66,360,267	—	924,264,958
Income before Taxes from Continuing Operations	2,259,758,086	417,213,758	(34,283,441)	232,155,432	12,119,421	2,886,963,256
Income Tax from Continuing Operations	(590,754,296)	(117,867,754)	232,435	(63,293,323)	—	(771,682,938)
Net Income from Continuing Operations	1,669,003,790	299,346,004	(34,051,006)	168,862,109	12,119,421	2,115,280,318
Net Income for the Year	1,669,003,790	299,346,004	(34,051,006)	168,862,109	12,119,421	2,115,280,318
Other Comprehensive Income (Loss)	20,489,617	(570,826)	(96,423)	(561,864)	—	19,260,504
Total Comprehensive Income Attributable to Parent company´s owners	1,689,506,694	298,775,178	(33,981,712)	168,300,245	12,119,421	2,134,719,826
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(13,287)	—	(165,717)	—	—	(179,004)

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.23
Net Income from interest	4,187,960,646	746,553,638	23,206,988	(688,719)	(7,811,275)	4,949,221,278
Net fee Income	834,497,567	533,536,047	—	11,303,936	(28,851,546)	1,350,486,004
Net Income from Financial Instruments measured at fair value through Profit or Loss	334,668,371	277,411,851	(33,272,959)	191,771,636	14,043,230	784,622,129
Income from Derecognition of Assets Measured at Amortized Cost	121,310,781	(708,902)	—	20,205	—	120,622,084
Exchange rate Differences on Foreign Currency	1,525,779,769	14,135,214	155,954,849	58,939,874	—	1,754,809,706
Other Operating Income	798,743,996	112,455,266	34,250,869	169,639,514	(21,476,634)	1,093,613,011
Insurance Business Result	—	—	60,858,704	—	43,251,508	104,110,212
Impairment Charge	(360,231,114)	(186,012,472)	3,390	—	—	(546,240,196)
Personnel Expenses	(720,617,806)	(222,512,730)	(36,475,235)	(27,204,443)	—	(1,006,810,214)
Administrative Expenses	(586,013,129)	(219,805,868)	(19,630,339)	(22,630,670)	2,364,396	(845,715,610)
Depreciation Expenses	(200,870,001)	(34,884,751)	(3,468,420)	(2,205,782)	—	(241,428,954)
Other Operating Expenses	(1,175,628,195)	(300,846,321)	(101,829,910)	(41,852,116)	4,819	(1,620,151,723)
Loss on net monetary position	(3,505,888,207)	(644,767,613)	(55,742,149)	(143,597,333)	—	(4,349,995,302)
Operating Income	1,253,712,678	74,553,359	23,855,788	193,496,102	1,524,498	1,547,142,425
Share of profit from Associates and Joint Ventures	(5,576,532)	—	13,969,935	—	—	8,393,403
Income before Taxes from Continuing Operations	1,248,136,146	74,553,359	37,825,723	193,496,102	1,524,498	1,555,535,828
Income Tax from Continuing Operations	(444,802,723)	(35,231,179)	(5,238,965)	(104,388,793)	—	(589,661,660)
Net Income from Continuing Operations	803,333,423	39,322,180	32,586,758	89,107,309	1,524,498	965,874,168
Net Income for the Year	803,333,423	39,322,180	32,586,758	89,107,309	1,524,498	965,874,168
Other Comprehensive Income (Loss)	—	1,355,265	568,582	2,495,371	—	4,419,218
Total Comprehensive Income Attributable to Parent company´s owners	803,333,423	40,677,445	33,162,545	91,602,680	1,524,498	970,300,591
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	—	—	(7,205)	—	—	(7,205)

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.25
ASSETS
Cash and Due from Banks	9,073,773,343	204,977,246	4,012,622	477,325,840	(392,866,324)	9,367,222,727
Debt Securities at fair value through profit or loss	786,284,556	—	645,278,986	189,312,771	(32,953,045)	1,587,923,268
Derivative Financial Instruments	64,619,410	—	—	2,418,894	(11,173,185)	55,865,119
Repurchase Transactions	—	805,468,147	—	—	(79,368,315)	726,099,832
Other Financial Assets	131,891,734	171,431,501	179,602,375	255,154,490	(160,010,686)	578,069,414
Loans and Other Financing	18,296,588,441	4,996,574,982	—	55,059,539	(74,781,845)	23,273,441,117
Other Debt Securities	4,917,894,891	803,553,348	180,851,040	138,807,593	(153,160,309)	5,887,946,563
Financial Assets Pledged as Collateral	1,357,625,703	127,815,194	—	14,308,465	—	1,499,749,362
Current Income Tax Assets	101,050,547	—	1,986,124	—	—	103,036,671
Investments in Equity Instruments	109,058,976	—	4,364,453	7,347,400	—	120,770,829
Equity Investments in Associates and Joint Ventures	3,318,167	—	—	9,496,633	—	12,814,800
Property, Plant and Equipment	1,098,167,416	85,353,440	9,021,870	2,981,228	—	1,195,523,954
Intangible Assets	329,742,564	26,419,143	22,902,729	2,259,122	—	381,323,558
Deferred Income Tax Assets	157,183,879	192,342,593	121,702,283	3,644,495	—	474,873,250
Insurance Contract Assets	—	—	64,177,493	—	—	64,177,493
Reinsurance Contract Assets	—	—	77,776,604	—	—	77,776,604
Other Non-financial Assets	160,294,237	43,722,038	8,959,418	40,296,366	—	253,272,059
Non-current Assets Held for Sale	9,564,118	—	—	—	—	9,564,118
TOTAL ASSETS	36,597,057,982	7,457,657,632	1,320,635,997	1,198,412,836	(904,313,709)	45,669,450,738
LIABILITIES
Deposits	25,566,662,220	2,520,303,653	—	—	(418,025,921)	27,668,939,952
Liabilities at Fair Value Through Profit or Loss	54,313,754	560,487	—	—	(431,163)	54,443,078
Derivative Financial Instruments	15,838,112	13,675,685	—	—	(11,173,185)	18,340,612
Repurchase Transactions	434,474,772	321,990,580	—	—	(79,368,315)	677,097,037
Other Financial Liabilities	1,583,345,763	2,292,324,155	—	422,639,364	(60,434,369)	4,237,874,913
Financing Received from the Argentine Central Bank and Other Financial Institutions	384,726,555	510,331,776	—	603,694	(13,916,313)	881,745,712
Debt Securities	1,145,779,565	522,761,125	—	—	(46,200,323)	1,622,340,367
Current Income Tax Liabilities	—	61,786,801	11,026,997	50,359,288	—	123,173,086
Subordinated Debt Securities	516,103,776	—	—	—	(139,913,031)	376,190,745
Provisions	122,046,795	2,176,106	2,182,527	74,348	—	126,479,776
Deferred Income Tax Liabilities	—	—	19,151,225	7,093,838	—	26,245,063
Insurance Contracts Liabilities	—	—	970,548,854	—	—	970,548,854
Other Non-financial Liabilities	754,275,161	193,892,206	108,985,004	204,105,897	(134,851,089)	1,126,407,179
TOTAL LIABILITIES	30,577,566,473	6,439,802,574	1,111,894,607	684,876,429	(904,313,709)	37,909,826,374

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.24
ASSETS
Cash and Due from Banks	8,666,494,690	86,914,441	12,842,266	310,026,900	(203,524,658)	8,872,753,639
Debt Securities at fair value through profit or loss	1,346,223,991	—	557,876,757	94,309,491	(13,801,030)	1,984,609,209
Derivative Financial Instruments	7,402,132	—	—	—	(1,927,974)	5,474,158
Repurchase Transactions	53,652,807	—	—	—	(53,652,807)	—
Other Financial Assets	807,135,520	1,122,165,074	202,927,638	162,038,582	(10,080,432)	2,284,186,382
Loans and Other Financing	14,518,123,943	4,557,435,961	(44,089,450)	26,495,646	(130,609,513)	18,927,356,587
Other Debt Securities	5,465,624,108	329,461,862	99,226,433	125,390,696	(125,390,696)	5,894,312,403
Financial Assets Pledged as Collateral	1,629,560,126	296,428,542	—	26,742,281	—	1,952,730,949
Current Income Tax Assets	—	—	275,250	—	—	275,250
Investments in Equity Instruments	41,339,794	—	3,274,241	10,750,670	—	55,364,705
Equity Investments in Associates and Joint Ventures	5,377,403	—	—	—	—	5,377,403
Property, Plant and Equipment	1,206,960,879	90,775,884	8,373,425	3,485,107	—	1,309,595,295
Intangible Assets	348,729,863	23,330,375	23,767,214	4,720,436	—	400,547,888
Deferred Income Tax Assets	312,524,378	102,350,608	126,535,162	15,402,332	—	556,812,480
Insurance Contract Assets	—	—	45,047,540	—	—	45,047,540
Reinsurance Contract Assets	—	—	71,638,586	—	—	71,638,586
Other Non-financial Assets	278,131,153	27,552,689	9,694,164	61,668,472	195	377,046,673
Non-current Assets Held for Sale	19,108,203	—	—	—	—	19,108,203
TOTAL ASSETS	34,706,388,990	6,636,415,436	1,117,389,226	841,030,613	(538,986,915)	42,762,237,350
LIABILITIES
Deposits	22,860,606,664	1,865,674,570	—	—	(213,050,008)	24,513,231,226
Liabilities at Fair Value Through Profit or Loss	—	—	—	15,939,439	(4,092,786)	11,846,653
Derivative Financial Instruments	6,311,515	5,709,216	—	—	(1,927,975)	10,092,756
Repurchase transactions	512,647,180	108,881,336	—	—	(53,652,612)	567,875,904
Other Financial Liabilities	1,867,302,542	2,469,277,743	49,085	296,645,876	(1,669,479)	4,631,605,767
Financing Received from the Argentine Central Bank and Other Financial Institutions	108,384,967	597,475,423	—	19	(124,704,075)	581,156,334
Debt Securities	898,875,668	332,686,434	—	110,231,859	(13,801,030)	1,327,992,931
Current Income Tax Liabilities	107,316,937	58,544,705	9,121,036	36,545,961	—	211,528,639
Subordinated Debt Securities	475,460,525	—	—	—	(125,390,696)	350,069,829
Provisions	551,446,404	2,139,771	(29,511,890)	4,751,889	—	528,826,174
Deferred Income Tax Liabilities	150,332,367	—	18,818,597	11,279,541	—	180,430,505
Insurance Contracts Liabilities	—	—	876,361,677	—	(59,893)	876,301,784
Other Non-financial Liabilities	689,837,200	162,511,403	82,815,374	81,846,877	(638,361)	1,016,372,493
TOTAL LIABILITIES	28,228,521,969	5,602,900,601	957,653,879	557,241,461	(538,986,915)	34,807,330,995
The information by geographic segments as of the indicated dates is presented below:

	Argentina	United States	Uruguay	Adjustments	Total as of 12.31.25
Net Income from interest	5,594,099,871	73,484	—	1,178,415	5,595,351,770
Net fee Income	1,769,797,112	—	(8,591,236)	(29,055,532)	1,732,150,344
Net Income from Financial Instruments measured at fair value through Profit or Loss	769,031,443	95,814	7,612,978	11,173,185	787,913,420
Income from Derecognition of Assets Measured at Amortized Cost	12,137,043	—	—	—	12,137,043
Exchange rate Differences on Foreign Currency	250,578,560	—	18,391	—	250,596,951
Other Operating Income	906,083,820	3,134,399	6,793,246	(33,426,379)	882,585,086
Insurance Business Result	11,784,300	—	—	49,033,939	60,818,239
Impairment Charge	(2,947,227,349)	—	—	—	(2,947,227,349)
Personnel Expenses	(1,230,260,469)	(1,489,697)	(1,493,358)	—	(1,233,243,524)
Administrative Expenses	(1,209,819,896)	(1,114,406)	(1,543,397)	2,052,767	(1,210,424,932)
Depreciation Expenses	(304,132,399)	(336,217)	(116,636)	—	(304,585,252)
Other Operating Expenses	(1,813,837,911)	(681,641)	—	(956,395)	(1,815,475,947)
Loss on net monetary position	(1,511,508,497)	—	—	—	(1,511,508,497)
Operating Income	296,725,628	(318,264)	2,679,988	—	299,087,352
Share of profit from Associates and Joint Ventures	4,768,574	(4,309)	—	—	4,764,265
Income before Taxes from Continuing Operations	301,494,202	(322,573)	2,679,988	—	303,851,617
Income Tax from Continuing Operations	(91,239,578)	—	—	—	(91,239,578)
Net Income from Continuing Operations	210,254,624	(322,573)	2,679,988	—	212,612,039
Net Income for the Year	210,254,624	(322,573)	2,679,988	—	212,612,039
Other Comprehensive Income (Loss)	(30,947,095)	(752,077)	(969,969)	—	(32,669,141)
Total Comprehensive Income Attributable to Parent company´s owners	179,219,969	(1,074,650)	1,710,019	—	179,855,338
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	87,560	—	—	—	87,560

	Argentina	Uruguay	Adjustments	Total as of 12.31.24
Net Income from interest	6,743,654,656	—	30,860,011	6,774,514,667
Net fee Income	1,452,026,108	(4,639,272)	(11,052,558)	1,436,334,278
Net Income from Financial Instruments measured at fair value through Profit or Loss	1,142,259,049	4,728,102	(6,510,819)	1,140,476,332
Income from Derecognition of Assets Measured at Amortized Cost	270,115,476	—	—	270,115,476
Exchange rate Differences on Foreign Currency	203,238,019	455,138	—	203,693,157
Other Operating Income	661,586,441	3,138,379	(22,216,289)	642,508,531
Insurance Business Result	1,503,288	—	19,583,129	21,086,417
Impairment Charge	(1,135,001,964)	—	—	(1,135,001,964)
Personnel Expenses	(1,355,296,878)	(1,600,705)	—	(1,356,897,583)
Administrative Expenses	(992,139,740)	(1,166,407)	1,393,776	(991,912,371)
Depreciation Expenses	(247,282,012)	(118,439)	—	(247,400,451)
Other Operating Expenses	(1,657,585,201)	—	62,171	(1,657,523,030)
Loss on net monetary position	(3,136,708,772)	(586,389)	—	(3,137,295,161)
Operating Income	1,950,368,470	210,407	12,119,421	1,962,698,298
Share of profit from Associates and Joint Ventures	924,264,958	—	—	924,264,958
Income before Taxes from Continuing Operations	2,874,633,428	210,407	12,119,421	2,886,963,256
Income Tax from Continuing Operations	(771,682,938)	—	—	(771,682,938)
Net Income from Continuing Operations	2,102,950,490	210,407	12,119,421	2,115,280,318
Net Income for the Year	2,102,950,490	210,407	12,119,421	2,115,280,318
Other Comprehensive Income (Loss)	19,260,504	—	—	19,260,504
Total Comprehensive Income Attributable to Parent company´s owners	2,122,389,998	210,407	12,119,421	2,134,719,826
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(179,004)	—	—	(179,004)

	Argentina	United States	Uruguay	Adjustments	Total as of 12.31.25
ASSETS
Cash and Due from Banks	9,750,978,338	2,171,038	6,939,675	(392,866,324)	9,367,222,727
Debt Securities at fair value through profit or loss	1,614,075,560	3,908,658	2,892,095	(32,953,045)	1,587,923,268
Derivative Financial Instruments	67,038,304	—	—	(11,173,185)	55,865,119
Repurchase Transactions	805,468,147	—	—	(79,368,315)	726,099,832
Other Financial Assets	735,804,076	2,276,024	—	(160,010,686)	578,069,414
Loans and Other Financing	23,348,187,197	—	35,765	(74,781,845)	23,273,441,117
Other Debt Securities	6,041,106,872	—	—	(153,160,309)	5,887,946,563
Financial Assets Pledged as Collateral	1,497,931,141	203,067	1,615,154	—	1,499,749,362
Current Income Tax Assets	103,036,671	—	—	—	103,036,671
Investments in Equity Instruments	113,450,343	7,320,486	—	—	120,770,829
Equity Investments in Associates and Joint Ventures	12,741,146	73,654	—	—	12,814,800
Property, Plant and Equipment	1,193,885,500	1,327,739	310,715	—	1,195,523,954
Intangible Assets	381,323,558	—	—	—	381,323,558
Deferred Income Tax Assets	474,873,250	—	—	—	474,873,250
Insurance Contract Assets	64,177,493	—	—	—	64,177,493
Reinsurance Contract Assets	77,776,604	—	—	—	77,776,604
Other Non-financial Assets	253,255,729	—	16,330	—	253,272,059
Non-current Assets Held for Sale	9,564,118	—	—	—	9,564,118
TOTAL ASSETS	46,544,674,047	17,280,666	11,809,734	(904,313,709)	45,669,450,738
LIABILITIES
Deposits	28,086,965,873	—	—	(418,025,921)	27,668,939,952
Liabilities at Fair Value Through Profit or Loss	54,874,241	—	—	(431,163)	54,443,078
Derivative Financial Instruments	29,513,797	—	—	(11,173,185)	18,340,612
Repurchase Transactions	756,465,352	—	—	(79,368,315)	677,097,037
Other Financial Liabilities	4,292,066,957	1,184,110	5,058,215	(60,434,369)	4,237,874,913
Financing Received from the Argentine Central Bank and Other Financial Institutions	895,662,025	—	—	(13,916,313)	881,745,712
Debt Securities	1,668,540,690	—	—	(46,200,323)	1,622,340,367
Current Income Tax Liabilities	123,173,086	—	—	—	123,173,086
Subordinated Debt Securities	516,103,776	—	—	(139,913,031)	376,190,745
Provisions	126,479,776	—	—	—	126,479,776
Deferred Income Tax Liabilities	26,245,063	—	—	—	26,245,063
Insurance Contracts Liabilities	970,548,854	—	—	—	970,548,854
Other Non-financial Liabilities	1,257,886,257	1,455,593	1,916,418	(134,851,089)	1,126,407,179
TOTAL LIABILITIES	38,804,525,747	2,639,703	6,974,633	(904,313,709)	37,909,826,374

	Argentina	Uruguay	Adjustments	Total as of 12.31.24
Cash and Due from Banks	9,074,595,579	1,682,718	(203,524,658)	8,872,753,639
Debt Securities at fair value through profit or loss	1,997,858,973	551,266	(13,801,030)	1,984,609,209
Derivative Financial Instruments	7,402,132	—	(1,927,974)	5,474,158
Repurchase Transactions	53,652,807	—	(53,652,807)	—
Other Financial Assets	2,294,266,814	—	(10,080,432)	2,284,186,382
Loans and Other Financing	19,057,893,663	72,437	(130,609,513)	18,927,356,587
Other Debt Securities	6,019,703,099	—	(125,390,696)	5,894,312,403
Financial Assets Pledged as Collateral	1,951,429,385	1,301,564	—	1,952,730,949
Current Income Tax Assets	275,250	—	—	275,250
Investments in Equity Instruments	55,364,705	—	—	55,364,705
Equity Investments in Associates and Joint Ventures	5,377,403	—	—	5,377,403
Property, Plant and Equipment	1,309,168,297	426,998	—	1,309,595,295
Intangible Assets	400,547,888	—	—	400,547,888
Deferred Income Tax Assets	556,812,480	—	—	556,812,480
Insurance Contract Assets	45,047,540	—	—	45,047,540
Reinsurance Contract Assets	71,638,586	—	—	71,638,586
Other Non-financial Assets	377,031,280	15,198	195	377,046,673
Non-current Assets Held for Sale	19,108,203	—	—	19,108,203
TOTAL ASSETS	43,297,174,084	4,050,181	(538,986,915)	42,762,237,350
LIABILITIES
Deposits	24,726,281,234	—	(213,050,008)	24,513,231,226
Liabilities at Fair Value Through Profit or Loss	15,939,439	—	(4,092,786)	11,846,653
Derivative Financial Instruments	12,020,731	—	(1,927,975)	10,092,756
Repurchase Transactions	621,528,516	—	(53,652,612)	567,875,904
Other Financial Liabilities	4,632,785,291	489,955	(1,669,479)	4,631,605,767
Financing Received from the Argentine Central Bank and Other Financial Institutions	705,860,409	—	(124,704,075)	581,156,334
Debt Securities	1,341,793,961	—	(13,801,030)	1,327,992,931
Current Income Tax Liabilities	211,528,639	—	—	211,528,639
Subordinated Debt Securities	475,460,525	—	(125,390,696)	350,069,829
Provisions	528,826,174	—	—	528,826,174
Deferred Income Tax Liabilities	180,430,505	—	—	180,430,505
Insurance Contracts Liabilities	876,361,677	—	(59,893)	876,301,784
Other Non-financial Liabilities	1,015,433,967	1,576,887	(638,361)	1,016,372,493
TOTAL LIABILITIES	35,344,251,068	2,066,842	(538,986,915)	34,807,330,995